Note 10 - Financial Instruments - Recurring Fair Value Measurements (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Derivative	$ 0	$ 84,510
Derivative liabilities, current portion	352,060	0
Freight Forward Agreements [Member] | Fair Value, Recurring [Member]
Derivative		0
Derivative liabilities, current portion	0
Freight Forward Agreements [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative		84,510
Derivative liabilities, current portion	352,060
Freight Forward Agreements [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative		84,510
Derivative liabilities, current portion	352,060
Freight Forward Agreements [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative		$ 0
Derivative liabilities, current portion	$ 0